Borrowings and leases (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Non-current:
Euro denominated bonds:
€350 million 2.625% Notes 2023	—	349
€500 million 1.125% Notes 2024	498	497
€350 million 2.375% Notes 2025	349	348
€250 million 2.75% Notes 2026(E)	240	249
€600 million 1.75% Notes 2026(E)	580	594
€400 million 1.50% Notes 2027(E)	370	397
€250 million 1.50% Notes 2027	259	261
€500 million 1.75% Notes 2028(E)	466	495
€750 million 0.20% Notes 2028	744	743
€500 million 1.125% Notes 2029	495	494
€500 million 1.875% Notes 2030(E)	472	496
€500 million 0.70% Notes 2031(E)	473	496
€800 million 0.00% Notes 2025	798	797
€700 million 0.50% Notes 2029	695	694
€1,000 million 0.875% Notes 2033	991	990
€750 million 1.50% Notes 2041	746	746
Foreign currency bonds (swapped into euro)(D):
US$850 million 0.50% Notes 2023	—	747
US$650 million 0.80% Notes 2024	608	571
US$500 million 1.50% Notes 2027	466	439

	Year ended 31 December
	2022	2021
	€ million	€ million
Australian dollar denominated bonds:
A$100 million 3.50% Notes 2024	66	68
A$30 million 4.166% Notes 2025	21	21
A$20 million 4.25% Notes 2025	14	14
A$30 million 4.125% Notes 2026	20	21
A$50 million 4.155% Notes 2028	35	36
A$133 million 2.45% Notes 2029	86	87
A$50 million 4.20% Notes 2031	36	37
A$187 million 4.20% Notes 2031	135	138
A$13 million 4.20% Notes 2031	9	10
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)(D):
US$25 million 4.34% Notes 2023	—	23
US$25 million 4.34% Notes 2023	—	23
NOK1 billion 3.04% Notes 2028	99	105
NOK750 million 2.75% Notes 2030	73	77
US$50 million 2.653% Notes 2030	47	45
JPY10 billion 4.15% Notes 2036(E)	74	90
JPY12.3 billion 1.06% Notes 2037(E)	71	83
Lease obligations	535	509
Total non-current borrowings	10,571	11,790

	Year ended 31 December
	2022	2021
	€ million	€ million
Current:
Euro denominated bonds:
€350 million 2.625% Notes 2023	350	—
€700 million 0.75% Notes 2022(A)	—	700
Foreign currency bonds (swapped into euro)(D):
US$850 million 0.50% Notes due 2023	797	—
Australian dollar denominated bonds:
A$200 million 3.375% Notes 2022(B)	—	129
A$30 million 5.06% Notes 2022(C)	—	20
A$125 million 3.125% Notes 2022(C)	—	81
Foreign currency bonds (swapped into New Zealand dollar)(D):
US$25 million 4.34% Notes 2023	24	—
US$25 million 4.34% Notes 2023	24	—
EUR commercial paper	—	285
Bank overdraft	—	1
Lease obligations	141	134
Total current borrowings	1,336	1,350
(A)In January 2022, the Group repaid prior to maturity the outstanding amount related to the €700 million 0.75% Notes due in February 2022.
(B)In March 2022, the Group repaid on maturity the outstanding amount related to the A$200 million 3.375% Notes 2022 acquired as part of the Acquisition.
(C)In July 2022, the Group repaid on maturity the outstanding amounts related to the A$30 million 5.06% Notes 2022 and A$125 million 3.125% Notes 2022 acquired as part of the Acquisition.
(D)Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
(E)Bond designated in full or partially in a fair value hedge relationship.
During the year, the Group entered into interest rate swaps with notional value of €1 billion, which were designated in a fair value hedge relationship with euro denominated bonds. As at 31 December 2022, fair value adjustments in respect of those interest rate swaps are €(130) million, included within non-current borrowings.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2020	805	6,382	7,187
Acquisition of CCL	381	1,251	1,632
Changes from financing cash flows
Proceeds from third party borrowings, net	—	4,877	4,877
Changes in short-term borrowings(B)	276	—	276
Repayments on third party borrowings(A)	(950)	—	(950)
Payment of principal and interest on lease obligations	(149)	—	(149)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	(3)	(3)
Lease additions and other non-cash movements	39	83	122
Movement as a result of fair value hedges	6	9	15
Currency translation	33	100	133
Reclassifications	909	(909)	—
Total changes	545	5,408	5,953

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2021	1,350	11,790	13,140
Changes from financing cash flows
Changes in short-term borrowings(B)	(285)	—	(285)
Repayments on third party borrowings	(938)	—	(938)
Payment of principal and interest on lease obligations	(167)	—	(167)
Other financing activities	(1)	—	(1)
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	4	3
Lease additions and other non-cash movements	34	171	205
Movement as a result of fair value hedges	11	(172)	(161)
Currency translation	—	111	111
Reclassifications	1,333	(1,333)	—
Total changes	(14)	(1,219)	(1,233)
As at 31 December 2022	1,336	10,571	11,907
(A) This line item includes the impact of the cross currency swap hedge from USD to EUR.
(B) In 2022, changes in short-term borrowings include €2,464 million of newly issued and €2,749 million of repaid EUR commercial paper. In 2021, changes in short-term borrowings included €700 million and €424 million of newly issued and repaid EUR commercial paper, respectively.